PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 507	$ 18	$ 81	$ 538